(Loss) Earnings Per Share - Schedule of Basic and Diluted Earnings Per Share and Weighted Average Number of Shares (Details) - $ / shares	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Continuing Operations
Basic (loss) earnings per share attributable to the ordinary equity holders of the company	$ (0.32)	$ (0.06)	$ (1.18)
Diluted (loss) earnings per share attributable to the ordinary equity holders of the company	(0.32)	(0.06)	(1.18)
Discontinued operations
Basic (loss) earnings per share attributable to the ordinary equity holders of the company	(0.25)	0	0.11
Diluted (loss) earnings per share attributable to the ordinary equity holders of the company	(0.25)	0	0.11
Total basic earnings per share	(0.57)	(0.06)	(1.07)
Total diluted earnings per share	$ (0.57)	$ (0.06)	$ (1.07)
Weighted average number of ordinary shares used as the denominator in calculating basic earnings per share	33,309,367	23,640,568	19,900,741
Adjustments for calculation of diluted earnings per share:
Amounts uncalled on partly paid shares and calls in arrears
Options
Deferred shares
Convertible notes and commitment fee shares
Weighted average number of ordinary shares and potential ordinary shares used as the denominator in calculating diluted earnings per share	33,309,367	23,640,568	19,900,741